Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

Income Tax Provision

On February 4, 2013, we converted from a limited liability company to a corporation. In addition, we elected to be treated as a corporation for federal and state income tax purposes effective as of January 1, 2013. Therefore, we are subject to federal and state income tax expense beginning January 1, 2013. As a limited liability company, we were treated as a disregarded entity for federal income tax purposes and, as such, were included in the income tax return for BC Holdings. Our income tax provision generally consisted of income taxes payable to state jurisdictions that did not allow for the income tax liability to be passed through to our former sole member as well as income taxes payable by our separate subsidiaries that are taxed as corporations. As a limited liability company, we had an effective tax rate of less than 1%. For both the three months and six months ended June 30, 2012, income tax expense was $0.1 million.

The conversion from a limited liability company to a corporation, for tax purposes, was deemed a nontaxable transfer of Boise Cascade, L.L.C., assets and liabilities to Boise Cascade Company. As a result of our conversion to a corporation, we recorded total deferred tax assets of $101.9 million and total deferred tax liabilities of $33.2 million on our Consolidated Balance Sheet, the effect of which was recorded as an income tax benefit in our Consolidated Statement of Operations. These deferred tax items largely consisted of a $69.8 million deferred tax asset related to the pension liability, a $27.4 million deferred tax liability related to property and equipment, and $18.0 million of deferred tax assets related to other employee benefits. No valuation allowance was recorded on our domestic deferred tax assets, except for capital loss carryforwards of $6.1 million, as it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets.

As a corporation, we are subject to typical corporate U.S. federal, state, and foreign income tax rates. Boise Cascade Company will file tax returns as a corporation for the year ending December 31, 2013. For the three months and six months ended June 30, 2013, excluding the discrete establishment of net deferred tax assets, we recorded $6.8 million and $14.4 million, respectively, of income tax expense and had an effective rate of 39.5% and 38.9%, respectively. During the three months and six months ended June 30, 2013, the primary reason for the difference from the federal statutory income tax rate of 35% and the effective tax rate, excluding the deferred discrete item, was the effect of state taxes.

During the six months ended June 30, 2013 and 2012, cash paid for taxes, net of refunds received, was $12.7 million and $0.2 million, respectively.

A reconciliation of the statutory U.S. federal tax provision and the reported tax provision is as follows (dollars in thousands):

Six Months Ended June 30, 2013

Income before income taxes	$36,938
Statutory U.S. income tax rate	35.0%

Statutory tax provision	$12,928
State taxes	1,231
Other	197
Total	$14,356

Effective income tax rate excluding discrete item	38.9%

Recognition of beginning deferred tax balances	$(68,666)

Income tax benefit with discrete item	$(54,310)

Effective income tax rate with discrete item	(147.0)%

The income tax provision (benefit) shown in the Consolidated Statements of Operations includes the following (dollars in thousands):

Six Months Ended June 30, 2013

Current income tax provision (benefit)
Federal	$10,208
State	1,796
Foreign	—
Total current	$12,004

Deferred income tax provision (benefit)
Federal	$(60,745)
State	(5,569)
Foreign	—
Total deferred	$(66,314)
Income tax provision (benefit)	$(54,310)

Income Tax Uncertainties

Boise Cascade, or one of its subsidiaries, files federal income tax returns in the U.S. and Canada and various state income tax returns. The significant state jurisdictions are California, Idaho, Oregon, and Texas.

We recognize tax liabilities and adjust these liabilities when our judgment changes as a result of the evaluation of new information not previously available or as new uncertainties occur. As of June 30, 2013, we had an insignificant amount of unrecognized tax benefits recorded on our Consolidated Balance Sheets, and we do not expect a significant change to the amount of unrecognized tax benefits over the next 12 months. We had no unrecognized tax benefits recorded as of December 31, 2012.

We recognize interest and penalties related to uncertain tax positions as income tax expense in our Consolidated Statements of Operations. During each of the three months and six months ended June 30, 2013 and 2012, we recognized an insignificant amount of interest and penalties related to taxes.

Income Taxes

Income Tax Provision

On February 4, 2013, we converted from a limited liability company to a corporation. In addition, we filed an entity classification election with the Internal Revenue Service to elect to be treated as a corporation for federal and state income tax purposes effective as of January 1, 2013. As a result of our conversion to a corporation, we expect to record deferred tax assets, net of deferred tax liabilities, on our consolidated balance sheet, the effect of which will be recorded as an income tax benefit in the Consolidated Statement of Operations. As a limited liability company, we were not subject to entity-level federal or state income taxation. Our income tax provision generally consisted of income taxes payable to state jurisdictions that do not allow for the income tax liability to be passed through to our equityholder as well as income taxes payable by our separate subsidiaries that are taxed as corporations. As a limited liability company, we had an effective tax rate of less than 1%. For the years ended December 31, 2012, 2011, and 2010, income tax expense was $0.3 million, $0.2 million, and $0.3 million, respectively. As a corporation, we are subject to typical corporate U.S. federal and state income tax rates, which we expect to result in a statutory tax rate of approximately 38% under current tax law.

At December 31, 2012 and 2011, our tax basis was $182.3 million and $167.5 million, respectively, higher than the reported amount of net assets recorded on our Consolidated Balance Sheets. In 2012 and 2011, the difference related primarily to changes in pension obligations.

Boise Cascade Wood Products Holdings Corp., a wholly owned, fully consolidated operating entity, has an investment in foreign subsidiaries. At December 31, 2012 and 2011, the foreign subsidiaries had $15.4 million and $13.6 million, respectively, of deferred tax assets. The deferred tax assets resulted primarily from net operating losses and were fully offset by a valuation allowance. In addition, at both December 31, 2012 and 2011, Boise Cascade Wood Products Holdings Corp. had $16.0 million of capital loss carryforward from the sale of our subsidiaries in Brazil and the United Kingdom. The capital loss carryforward was fully offset by a valuation allowance, because it is more likely than not that we will not be able to utilize the capital loss carryforward before it expires in 2013.

In 2012, 2011, and 2010, we paid $0.2 million, $0.3 million, and $0.2 million, respectively, of income taxes, net of other refunds received.

Income Tax Uncertainties

Boise Cascade, or one of its subsidiaries, files federal income tax returns in the U.S. and Canada and various state and foreign income tax returns in the major state jurisdictions of Alabama, California, Idaho, Oregon, Texas, and Washington.

We recognize tax liabilities and adjust these liabilities when our judgment changes as a result of the evaluation of new information not previously available or as new uncertainties occur. As of December 31, 2012 and 2011, we have no unrecognized tax benefits recorded on our Consolidated Balance Sheets, and we do not expect a significant change to the amount of unrecognized tax benefits over the next 12 months.

For the years ended December 31, 2012, 2011, and 2010, we recognized an insignificant amount of interest and penalties related to taxes.